Supplementary Financial Statement Information Supplementary Financial Statement Information - Intangibles (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 56.9
Finite-Lived Intangible Assets, Accumulated Amortization	(4.0)
Finite-Lived Intangible Assets, Net	52.9
Amortization of Intangible Assets	4.0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	9.0
Finite-Lived Intangible Assets, Amortization Expense, Year Two	8.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three	8.4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	8.4
Finite-Lived Intangible Assets, Amortization Expense, Year Five	8.4
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	36.6
Finite-Lived Intangible Assets, Accumulated Amortization	(2.2)
Finite-Lived Intangible Assets, Net	$ 34.4
Finite-Lived Intangible Assets, Remaining Amortization Period	6 years 7 months
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 19.3
Finite-Lived Intangible Assets, Accumulated Amortization	(1.4)
Finite-Lived Intangible Assets, Net	$ 17.9
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years 7 months
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1.0
Finite-Lived Intangible Assets, Accumulated Amortization	(0.4)
Finite-Lived Intangible Assets, Net	$ 0.6